LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

16.  LEASES

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to building, office facilities and equipment and the rights to use the land in the PRC. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

	As of December 31,
	2021	2022
Weighted average remaining lease term:
Operating lease	10.8 years	10.7 years
Finance lease	17.7 years	18.9 years

Weighted average discount rate:
Operating lease	7.01%	7.50%
Finance lease	7.27%	10.44%

Lease cost for finance leases capitalized were immaterial for the years ended December 31, 2020, 2021 and 2022.

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Lease cost
Finance lease cost:
Depreciation	255,458	274,052	224,140	32,497
Interest expenses	130,196	124,567	104,088	15,091
Operating lease cost	478,805	568,044	691,197	100,214
Total lease cost	864,459	966,663	1,019,425	147,802

Short-term lease cost and variable lease cost for operating leases and finance leases were immaterial for the years ended December 31, 2020, 2021 and 2022.

Other information related to leases was as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	477,189	593,615	635,615	92,156
Financing cash payments for finance leases	376,232	579,660	231,046	33,498

16.  LEASES (CONTINUED)

Future lease payments under operating leases and finance leases as of December 31, 2022 were as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
2023	699,299	101,389	285,892	41,450
2024	606,310	87,907	189,838	27,524
2025	569,269	82,536	121,814	17,661
2026	519,993	75,392	97,119	14,081
2027	394,271	57,164	96,312	13,964
2028 and thereafter	2,637,314	382,375	1,626,607	235,836
Total future lease payments	5,426,456	786,763	2,417,582	350,516
Less: Imputed interest	(1,846,885)	(267,774)	(1,163,682)	(168,717)
Present value of future lease payments*	3,579,571	518,989	1,253,900	181,799
*

Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB674,288 (US$97,763) and RMB2,905,283 (US$421,226) for the year ended December 31, 2022, respectively.

Present value of future finance lease payments consisted of current portion of finance lease liabilities and non-current portion of finance lease liabilities, amounting to RMB206,260 (US$29,905) and RMB1,047,640 (US$151,894) for the year ended December 31, 2022, respectively.